USAA
EAGLE                       USAA MUTUAL FUND, INC.
LOGO                         S&P 500 INDEX FUND
                       SUPPLEMENT DATED OCTOBER 22, 1999
                   (REPLACING SUPPLEMENT DATED JULY 21, 1999)
                               TO THE PROSPECTUS
                               DATED MAY 1, 1999

The following supplements the "Bankers Trust Company" section under "Fund and Portfolio Management" on page 11 of the Fund's Prospectus:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking, and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust Company ("Bankers Trust"). Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser. Under the new investment advisory agreement, the compensation paid and the services provided are the same as those under the previous Advisory Agreement with Bankers Trust.

The "Portfolio Manager" section on page 12 is hereby omitted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     35104-1099

USAA                         USAA MUTUAL FUND, INC.
EAGLE                          S&P 500 INDEX FUND
LOGO                     SUPPLEMENT DATED OCTOBER 22, 1999
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 1999

THE FOLLOWING REPLACES THE APPLICABLE SECTIONS RELATING TO THE TRUSTEES AND OFFICERS OF BANKERS TRUST IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION:

                      TRUSTEES OF THE TRUST AND PORTFOLIO

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex (1); Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust (2) and Phoenix-Euclid Market Neutral Fund2; former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco2. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA2; Trustee, SG Cowen Mutual Funds (2); Trustee, Japan Equity Fund2; Trustee, Taiwan Equity Fund2. His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds (2); Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 to present) (3) ; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to present) (2). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Analysis); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance Corporation of New York. His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

                    OFFICERS OF THE TRUST AND THE PORTFOLIO

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary of the Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) -- President and Chief Executive Officer of the Trust; President, Forum Financial Group L.L.C. and its
affiliates; President, ICC Distributors, Inc. (4) His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

CHARLES A. RIZZO (birth  date:  August 5, 1958)  Treasurer  of the Trust;  Vice
President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

Messrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No person who is an officer or director of Bankers Trust Company is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

-----------
  1 The "BT Fund Complex"  consists of BT Investment  Funds,  BT  Institutional
    Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

  2 An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

  3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

  4 Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.

THE FOLLOWING  SUPPLEMENTS THE APPLICABLE  SECTIONS  RELATING TO THE INVESTMENT
ADVISER:

On June 4, 1999, Bankers Trust Corporation merged with a subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking, and insurance. A Special Meeting of Shareholders ("Special Meeting") was held for this purpose.

Shareholders voted at the Special Meeting to approve a new investment advisory agreement (the "Advisory Agreement") with Bankers Trust. Approval of the Advisory Agreement was sought because Deutsche Bank became Bankers Trust's parent company and, therefore, controls its operations as investment adviser. Under the new investment advisory agreement, the compensation paid and the services provided are the same as those under the previous Advisory Agreement with Bankers Trust.

ABOUT BANKERS TRUST. Bankers Trust is the principal banking subsidiary of Bankers Trust Corporation. Bankers Trust Corporation is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies, and other domestic and foreign companies.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     35015-1099